RETIREMENT BENEFITS - Mortality Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans
Percent increase to reflect Citigroup mortality experience rate		4.00%
Mortality projection, ultimate rate of annual improvement	0.50%
Expected increase in benefit expense, next fiscal year	$ 73
U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
PBO increase due to mortality rate adjustment		$ 1,209
Increase of PBO due to mortality rate adjustment		1,209
Decrease in funded status and AOCI due to mortality rate adjustment		$ 737